Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,583,926	$ 248,553	¥ 1,299,658
Restricted cash	781	123	797
Short-term investments	262,813	41,241	360,803
Accounts receivable, net	170,305	26,725	225,586
Prepayments and other current assets	479,329	75,217	835,694
Due from related parties	101,333	15,901	224,323
Total current assets	2,598,487	407,760	2,946,861
Property and equipment, net	101,794	15,974	101,984
Operating lease right-of-use assets	45,181	7,090	17,729
Intangible assets, net	10,052	1,577	12,575
Long-term investments	1,994,397	312,964	2,409,726
Other non-current assets	102,688	16,112	105,479
Deferred tax assets	14,384	2,257	15,607
Total non-current assets	2,379,831	373,445	2,666,622
Total assets	4,978,318	781,205	5,613,483
Accounts payable	134,879	21,165	105,832
Accrued expenses and other current liabilities	1,137,348	178,475	1,390,042
Due to related parties	37,760	5,925	48,938
Income tax payable	43,907	6,890	27,505
Total current liabilities	1,353,894	212,455	1,572,317
Deferred tax liabilities	58,564	9,190	60,502
Other non-current liabilities	205,717	32,281	192,272
Total non-current liabilities	264,281	41,471	252,774
Total liabilities	1,618,175	253,926	1,825,091
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	37,496	5,884	28,060
Restricted cash	144	23	144
Short-term investments	120,197	18,862	15
Accounts receivable, net	12,462	1,956	19,449
Prepayments and other current assets	21,906	3,438	72,422
Due from related parties	761,270	119,460	744,930
Total current assets	953,475	149,623	865,020
Property and equipment, net	25,515	4,004	2,616
Operating lease right-of-use assets	3,529	554	20
Intangible assets, net	5,097	800	3,000
Long-term investments	272,169	42,709	296,801
Other non-current assets	45,990	7,217	667
Deferred tax assets	1,180	185	17,124
Total non-current assets	353,480	55,469	320,228
Total assets	1,306,955	205,092	1,185,248
Accounts payable	7,205	1,131	8,536
Accrued expenses and other current liabilities	147,097	23,083	110,065
Due to related parties	1,053,536	165,323	948,241
Income tax payable	751	118	1,791
Total current liabilities	1,208,589	189,655	1,068,633
Deferred tax liabilities			16,913
Other non-current liabilities	7,947	1,247	5,228
Total non-current liabilities	7,947	1,247	22,141
Total liabilities	¥ 1,216,536	$ 190,902	¥ 1,090,774